Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Lease By Lessee [Line Items]
Depreciation	$ 705,709	$ 698,651
Right-of-use assets	7,476,034	8,039,015	$ 238,318
Current	624,825	636,357	19,918
Noncurrent	5,376,021	5,782,659	$ 171,375
Total	6,000,846	6,419,016
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	375,604	377,882
Right-of-use assets	5,416,282	5,755,484
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	77,133	87,486
Right-of-use assets	73,432	168,568
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	239,391	220,734
Right-of-use assets	1,952,668	2,082,479
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	9,773	10,852
Right-of-use assets	13,918	12,561
Other property, plant and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	3,808	1,697
Right-of-use assets	$ 19,734	$ 19,923